HENDERSON GLOBAL FUNDS

Henderson Global Leaders Fund
Class I Shares
(formerly Henderson Global Opportunities Fund)
(the “Fund”)

Supplement dated July 25, 2011
to the Prospectus dated May 31, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Investors are advised that Manraj Sekhon is no longer the lead portfolio manager for the Fund.  All references to Mr. Sekhon contained in Prospectus are hereby deleted.

The following information replaces the information under “Management” in the “Fund Summary - Henderson Global Leaders Fund” section on page seven (7) of the Prospectus:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund. The following individuals make up the Fund’s portfolio management team:

• Brian O’Neill, Senior Investment Manager, Co-Portfolio Manager, has been a member of the Fund’s portfolio management team since July 2011.
• Yu-Jen Shih, CFA, Fund Manager of International Equities, Co-Portfolio Manager, has been a member of the Fund’s portfolio management team since July 2011.

The following information replaces the information under “Portfolio Managers” in the “Management of the Funds” section on page fifteen (15) of the Prospectus:

Global Leaders Fund

The Fund is managed by a team of Portfolio Managers.  Brian O’Neill, Senior Investment Manager, is a Co-Portfolio Manager for the Fund.  He joined Henderson Global Investors in April 2011 and has over 40 years of investment management experience. Prior to joining Henderson Global Investors, Mr. O’Neill was a Senior Investment Manager in Global Equities at Gartmore Group Limited since 1981.

Mr. Yu-Jen Shih, CFA, Fund Manager of International Equities, is a Co-Portfolio Manager for the Fund.  He joined Henderson Global Investors in 2007 and has over 13 years of investment management experience across international markets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

HENDERSON GLOBAL FUNDS

Henderson Global Leaders Fund
Class A and Class C Shares
(formerly Henderson Global Opportunities Fund)
(the “Fund”)

Supplement dated July 25, 2011
to the Prospectus dated November 30, 2010, as supplemented January 14, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Investors are advised that Manraj Sekhon is no longer the lead portfolio manager for the Fund.  All references to Mr. Sekhon contained in Prospectus are hereby deleted.

The following information replaces the information under “Management” in the “Fund Summary - Henderson Global Leaders Fund” section on page fifteen (15) of the Prospectus:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund. The following individuals make up the Fund’s portfolio management team:

• Brian O’Neill, Senior Investment Manager, Co-Portfolio Manager, has been a member of the Fund’s portfolio management team since July 2011.
• Yu-Jen Shih, CFA, Fund Manager of International Equities, Co-Portfolio Manager, has been a member of the Fund’s portfolio management team since July 2011.

The following information replaces the information under “Portfolio Managers” in the “Management of the Funds” section on page thirty-three (33) of the Prospectus:

Global Leaders Fund

The Fund is managed by a team of Portfolio Managers.  Brian O’Neill, Senior Investment Manager, is a Co-Portfolio Manager for the Fund.  He joined Henderson Global Investors in April 2011 and has over 40 years of investment management experience. Prior to joining Henderson Global Investors, Mr. O’Neill was a Senior Investment Manager in Global Equities at Gartmore Group Limited since 1981.

Mr. Yu-Jen Shih, CFA, Fund Manager of International Equities, is a Co-Portfolio Manager for the Fund.  He joined Henderson Global Investors in 2007 and has over 13 years of investment management experience across international markets.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

HENDERSON GLOBAL FUNDS

Henderson International All Cap Equity Fund
(formerly Henderson International Equity Fund)
(the “Fund”)

Supplement dated July 25, 2011
to the Prospectus dated April 29, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Investors are advised that Manraj Sekhon is no longer the lead portfolio manager for the Fund.  All references to Mr. Sekhon contained in Prospectus are hereby deleted.

The following information replaces the information under “Management” in the “Fund Summary” section on page five (5) of the Prospectus:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund. The following individuals make up the Fund’s portfolio management team:

• Brian O’Neill, Senior Investment Manager, Co-Portfolio Manager, has been a member of the Fund’s portfolio management team since July 2011.
• Yu-Jen Shih, CFA, Fund Manager of International Equities, Co-Portfolio Manager, has been a member of the Fund’s portfolio management team since July 2011.

The following information replaces the information under “Portfolio Managers” in the “Management of the Funds” section on page nine (9) of the Prospectus:

Portfolio Managers

The Fund is managed by a team of Portfolio Managers.  Brian O’Neill, Senior Investment Manager, is a Co-Portfolio Manager for the Fund.  He joined Henderson Global Investors in April 2011 and has over 40 years of investment management experience. Prior to joining Henderson Global Investors, Mr. O’Neill was a Senior Investment Manager in Global Equities at Gartmore Group Limited since 1981.

Mr. Yu-Jen Shih, CFA, Fund Manager of International Equities, is a Co-Portfolio Manager for the Fund.  He joined Henderson Global Investors in 2007 and has over 13 years of investment management experience across international markets.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

HENDERSON GLOBAL FUNDS

Henderson Global Leaders Fund
Class I Shares
(formerly Henderson Global Opportunities Fund)
(the “Fund”)

Supplement dated July 25, 2011
to the Statement of Additional Information dated May 31, 2011

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

Investors are advised that Manraj Sekhon is no longer the lead portfolio manager for the Fund.  All references to Mr. Sekhon contained in Statement of Additional Information are hereby deleted.

The following information replaces the information for the Global Leaders Fund under “Portfolio Management” in the “Portfolio Managers” section starting on page forty-one (41) of the Statement of Additional Information:

Brian O’Neill and Yu-Jen Shih are the co-portfolio managers for the Fund.

The following table lists the numbers and types of accounts managed by each individual and assets under management as of June 30, 2011:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($)	Pooled Investment Vehicle Accounts	Assets Managed ($)	Other Accounts	Assets Managed ($)	Total Assets Managed ($)
Brian O’Neill			Amonis Equity World CMP International Equity Fund	108.2m 30.3m	Gartmore Global Trust Separate Account	241.3m 184.2m	564m
Yu-Jen Shih	Henderson Global Leaders Fund	16.3m	Mackenzie International Stock Fund Mackenzie International Stock Fund ADR Portfolio	486.1m 10.9m 141.7m	Separate Account 1 Separate Account 2 Separate account 3 (comprising 7 accounts) Separate account 4	61.7m 15.8m 731.4m 54.7m	1.8bn
	Henderson International All Cap Equity Fund	135.9m	Mackenzie Focus Canada Fund	23.0m

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($)	Pooled Investment Vehicle Accounts	Assets Managed ($)	Other Accounts	Assets Managed ($)	Total Assets Managed ($)
Henderson International All Cap Equity (Comingled)	19.7m
Mackenzie Focus International Fund	7.7m
Henderson International Fund Henderson Horizon Global Opportunities Fund	83.4m 10.7m

The following information is added under “Portfolio Management Fund Ownership” in the “Portfolio Manager” section on page forty-three (43) of the Statement of Additional Information:

As of July 25, 2011, Messrs. O’Neill and Shih did not own shares of the Global Leaders Fund.  The Fund’s shares are not registered to be sold outside of the US.  The Fund’s portfolio managers reside outside of the US and are not eligible to purchase shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

HENDERSON GLOBAL FUNDS

Henderson Global Leaders Fund
Class A and Class C Shares
(formerly Henderson Global Opportunities Fund)
(the “Fund”)

Supplement dated July 25, 2011
to the Statement of Additional Information dated November 30, 2010, as supplemented January 14, 2011

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

Investors are advised that Manraj Sekhon is no longer the lead portfolio manager for the Fund.  All references to Mr. Sekhon contained in Statement of Additional Information are hereby deleted.

The following information replaces the information for the Global Leaders Fund under “Portfolio Management” in the “Portfolio Manager” section starting on page fifty-one (51) of the Statement of Additional Information:

Brian O’Neill and Yu-Jen Shih are the co-portfolio managers for the Fund.

The following table lists the numbers and types of accounts managed by each individual and assets under management as of June 30, 2011:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($)	Pooled Investment Vehicle Accounts	Assets Managed ($)	Other Accounts	Assets Managed ($)	Total Assets Managed ($)
Brian O’Neill			Amonis Equity World CMP International Equity Fund	108.2m 30.3m	Gartmore Global Trust Separate Account	241.3m 184.2m	564m
Yu-Jen Shih	Henderson Global Leaders Fund	16.3m	Mackenzie International Stock Fund Mackenzie International Stock Fund ADR Portfolio	486.1m 10.9m 141.7m	Separate Account 1 Separate Account 2 Separate account 3 (comprising 7 accounts) Separate account 4	61.7m 15.8m 731.4m 54.7m	1.8bn
	Henderson International All Cap Equity Fund	135.9m	Mackenzie Focus Canada Fund	23.0m

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($)	Pooled Investment Vehicle Accounts	Assets Managed ($)	Other Accounts	Assets Managed ($)	Total Assets Managed ($)
Henderson International All Cap Equity (Comingled)	19.7m
Mackenzie Focus International Fund	7.7m
Henderson International Fund Henderson Horizon Global Opportunities Fund	83.4m 10.7m

The following information is added under “Portfolio Management Fund Ownership” in the “Portfolio Manager” section on page fifty-five (55) of the Statement of Additional Information:

As of July 25, 2011, Messrs. O’Neill and Shih did not own shares of the Global Leaders Fund.  The Fund’s shares are not registered to be sold outside of the US.  The Fund’s portfolio managers reside outside of the US and are not eligible to purchase shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

HENDERSON GLOBAL FUNDS

Henderson International All Cap Equity Fund
(formerly Henderson International Equity Fund)
(the “Fund”)

Supplement dated July 25, 2011
to the Statement of Additional Information dated April 29, 2011

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

Investors are advised that Manraj Sekhon is no longer the lead portfolio manager for the Fund.  All references to Mr. Sekhon contained in Statement of Additional Information are hereby deleted.

The following information replaces the information under “Portfolio Management” in the “Portfolio Manager” section starting on page thirty-nine (39) of the Statement of Additional Information:

Portfolio Management.  Brian O’Neill and Yu-Jen Shih are the co-portfolio managers for the Fund.

The following table lists the numbers and types of accounts managed by each individual and assets under management as of June 30, 2011:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($)	Pooled Investment Vehicle Accounts	Assets Managed ($)	Other Accounts	Assets Managed ($)	Total Assets Managed ($)
Brian O’Neill			Amonis Equity World CMP International Equity Fund	108.2m 30.3m	Gartmore Global Trust Separate Account	241.3m 184.2m	564m
Yu-Jen Shih	Henderson Global Leaders Fund	16.3m	Mackenzie International Stock Fund Mackenzie International Stock Fund ADR Portfolio	486.1m 10.9m 141.7m	Separate Account 1 Separate Account 2 Separate account 3 (comprising 7 accounts) Separate account 4	61.7m 15.8m 731.4m 54.7m	1.8bn
	Henderson International All Cap Equity Fund	135.9m	Mackenzie Focus Canada Fund	23.0m

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($)	Pooled Investment Vehicle Accounts	Assets Managed ($)	Other Accounts	Assets Managed ($)	Total Assets Managed ($)
Henderson International All Cap Equity (Comingled)	19.7m
Mackenzie Focus International Fund	7.7m
Henderson International Fund Henderson Horizon Global Opportunities Fund	83.4m 10.7m

The following information replaces the information under “Portfolio Management Fund Ownership” in the “Portfolio Manager” section on page forty-one (41) of the Statement of Additional Information:

Portfolio Management Fund Ownership.  As of July 25, 2011, Messrs. O’Neill and Shih did not own shares of the Fund.  The Fund’s shares are not registered to be sold outside of the US.  The Fund’s portfolio managers reside outside of the US and are not eligible to purchase shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE